Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 67,351	¥ 84,758	¥ 130,118
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	73,597	73,120	71,544
Provision for doubtful accounts and loss on bad debts	238	370	2,039
Write-down of inventories	11,507	11,486	5,291
Deferred income taxes (Note 16)	(5,643)	(4,064)	6,470
Gains on sales of securities, net	(4,542)	(337)	(52)
Foreign currency adjustments	(2,003)	(759)	506
Change in assets and liabilities:
Increase in receivables	(14,876)	(3,803)	(38,043)
Increase in inventories	(13,910)	(39,762)	(69,368)
(Increase) decrease in advance payment	2,872	3,507	(20,008)
(Increase) decrease in other current assets	2,035	(1,094)	(616)
Increase (decrease) in notes and accounts payable	(35,557)	(10,092)	29,422
Increase (decrease) in accrued income taxes	8,151	(6,680)	2,039
Increase in other current liabilities	9,242	4,411	3,033
Increase (decrease) in other non-current liabilities	14,739	(5,287)	(2,871)
Other, net	(3,712)	3,291	183
Net cash provided by operating activities	109,489	109,065	119,687
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(30,052)	(18,970)	(11,837)
Payments for purchases of held-to-maturity securities	(49,583)	(74,369)	(67,174)
Payments for purchases of other securities	(19)	(149)	(5,173)
Proceeds from sales and maturities of available-for-sale securities	37,593	29,346	9,568
Proceeds from maturities of held-to-maturity securities	71,167	74,083	42,534
Acquisitions of businesses, net of cash acquired (Notes 2 and 20)	(18,533)	(35,454)	(1,581)
Investment in affiliates	(2,150)	(793)
Payments for purchases of property, plant and equipment	(58,416)	(67,765)	(65,844)
Payments for purchases of intangible assets	(6,553)	(6,744)	(6,568)
Acquisition of time deposits and certificate of deposits	(289,694)	(258,032)	(303,482)
Withdrawal of time deposits and certificate of deposits	276,436	299,531	287,376
Other, net	3,662	3,265	817
Net cash used in investing activities	(66,142)	(56,051)	(121,364)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net (Note 2)	(1,465)	(13,615)	4,044
Proceeds from issuance of long-term debt	9,055	10,141	10,708
Payments of long-term debt (Note 2)	(12,733)	(19,166)	(15,707)
Dividends paid	(24,336)	(25,874)	(23,654)
Purchase of treasury stock	(30)	(540)	(69)
Other, net	(1,922)	(1,715)	(2,142)
Net cash used in financing activities	(31,431)	(50,769)	(26,820)
Effect of exchange rate changes on cash and cash equivalents	20,250	(2,428)	(11,158)
Net increase (decrease) in cash and cash equivalents	32,166	(183)	(39,655)
Cash and cash equivalents at beginning of year	273,288	273,471	313,126
Cash and cash equivalents at end of year	¥ 305,454	¥ 273,288	¥ 273,471